Property and Equipment, Net - Schedule of Property and Equipment, Net (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property and equipment, net
Property and equipment, gross	¥ 80,330,279		¥ 76,634,094
Less: accumulated depreciation and amortization	(42,211,063)		(34,563,300)
Property and equipment, net	38,119,216	$ 5,842,025	42,070,794
Building
Property and equipment, net
Property and equipment, gross	53,049,213		53,049,213
Computer equipment
Property and equipment, net
Property and equipment, gross	3,954,697		3,491,575
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross	1,769,409		1,890,013
Motor vehicles
Property and equipment, net
Property and equipment, gross	1,986,506		1,986,506
Software
Property and equipment, net
Property and equipment, gross	1,729,921		1,797,197
Leasehold Improvements
Property and equipment, net
Property and equipment, gross	¥ 17,840,533		¥ 14,419,590